Document and Entity Information	Dec. 23, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001047127
Document Type	8-K
Document Period End Date	Dec. 23, 2019
Entity Registrant Name	AMKOR TECHNOLOGY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	000-29472
Entity Tax Identification Number	23-1722724
Entity Address, Address Line One	2045 EAST INNOVATION CIRCLE
Entity Address, City or Town	TEMPE
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85284
City Area Code	(480)
Local Phone Number	821-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	AMKR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false